Loans payable	12 Months Ended
Dec. 31, 2011
Loans Payable [Abstract]
Loans payable

12. Loans payable

	December 31,	December 31,
	2011	2010
	$	$

Windstar senior secured notes (a)	204,459,000	178,520,000
Windstar bridge financing (b)	51,013,346	25,000,000
Corporate bridge financing (c)	18,867,922	14,003,312
Kingman credit agreement (d)	16,000,000	6,561,508
Gamesa deferred financing (e)	15,488,574	-
REC promissory note (f)	12,006,600	-
Crane financing contract (g)	62,242	111,800
Vehicle financing (h)	51,441	-
	317,949,125	224,196,620
Less: Current	103,160,985	16,114,825
Loans payable, non-current	214,788,140	208,081,795

(a) Windstar senior secured notes

The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement (“Note purchase agreement”) with various institutional lenders to finance the Windstar project. The notes are issued under either Series A, Series B, Series C or Series D notes depending on certain project milestones. As of December 31, 2011, Series A, Series B, and Series C notes were issued for a total of $204,459,000 funds to the Company. Interest on both Series A and Series B notes are paid at an annual rate of 7.249%, and interest on the Series C notes is to be paid monthly at an annual rate of 6.75%. On term conversion date, or the date at which certain conditions have been met, including substantial project construction completion, all Series A, B and C notes are exchanged for Series D notes. Interest on the Series D notes will be paid every three months at an annual rate of 7.19%. The maturity date of these Series D notes is 20 years from the conversion date. Repayment of the notes begins on term conversion date.

The funds from the notes are solely for project costs related to the Windstar project and are held in a restricted construction escrow account (Note 3). On a monthly basis, the Company applies for the funds to be released from the escrow account to pay for specified construction costs.

The notes are secured by a first lien on all the project assets including restricted cash amounts.

(b) Windstar bridge financing

The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit (“LC”). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at December 31, 2011, Rabobank had funded $51,013,346. Pursuant to this agreement the Company will pay a construction loan commitment fee of 0.625% per annum on the daily average unutilized construction loan commitment. The fee is due quarterly.

The proceeds of the letter of credit are to be used to pay specified project costs incurred by Windstar Energy.

The borrowers have the option to make prepayments at any time. Mandatory prepayments are made when Windstar receives any amounts related to the cash grant; and any distributions to which Windstar Energy and borrowers are entitled under the Note Purchase Agreement (Note 12(a)) and Intercreditor Agreement between the Company, Rabobank and the Windstar senior secured notes lenders. No amounts repaid can be re-borrowed.

(c) Corporate bridge financing

The loan is secured by a first lien on the cash grant proceeds and Windstar Holding’s equity interest in Windstar Energy and a second lien on all the assets of Windstar Energy. The cash grant is a U.S. Federal Government program to encourage renewable energy development through a 30% cash grant paid by the U.S. Department of Energy and is part of the American Recovery and Reinvestment Act of 2009.

In December 2010, the Company entered into two corporate loan agreements with two institutional investors for a total of $9,500,000. The loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan, comprised of the original $5,000,000 loan plus $1,000,000 bonus and interest, bears interest at 20% per annum and the $5,070,840, comprised of the original $3,600,000 loan plus $900,000 bonus and interest, bears interest at 25% per annum. Both corporate loan agreements allow for early repayment by the Company, without premium or penalty.

On January 15, 2010, the Company entered into two corporate loan agreements with two institutional investors for a total of $2,500,000. The loans are secured by the Company’s property. The loans including outstanding interest were renewed on January 15, 2011 and mature on January 15, 2012. The $2,210,000 loan, comprised of the original $2,000,000 loan plus interest, bears interest at 10% per annum and the $552,358 loan, comprised of the original $500,000 loan plus interest, bears interest at 12% per annum. Both loans have bonuses owing at maturity of $442,000 and $138,089 respectively.

On June 30, 2010, the Company entered into a corporate loan agreement with an institutional investor for a total of $2,000,000. The loan bears interest at 10% per annum, compounded monthly. The loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan, comprised of the original $2,000,000 loan plus interest, bears interest at 12% per annum. The loan includes a bonus of $243,037 owed at maturity.

On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012.

(d) Kingman credit agreement

The Company signed a credit agreement with Keybank that will provide the Company with a $4,200,000 Treasury Grant Loan and a Construction Loan facility of up to $16,000,000. The proceeds from the loans were used solely to pay construction costs related to the Kingman project. Interest was paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%. Interest was due quarterly. Before the Construction Loan conversion and Treasury Grant Loan repayment, the full $20,200,000 was drawn.

On December 30, 2011, the $4.2 million Treasury Grant Loan was repaid with proceeds from the Kingman cash grant, terminating all obligations under the loan agreement.

On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years.

The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operating costs and debt service payments.

The loan is secured by a first lien on all of the Kingman assets.

In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to under 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).

(e) Deferred financing

The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance.

(f) REC promissory note

On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of three percent per annum. The note and accrued interest are due on April 30, 2012.

On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company’s Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.

(g) Crane financing contract

The Wells Fargo Equipment Finance contract balance of $62,242 as at December 31, 2011 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.

(h) Vehicle financing

The Company financed the purchase of a vehicle, the contract balance was $51,441 at December 31, 2011 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.

(i) Loan payable

Principal payments due in the next five years are as follows:

$

2012	103,160,985
2013	8,543,246
2014	7,997,641
2015	8,108,393
2016	8,582,399
Thereafter	181,556,461
317,949,125